Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	82 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000201187
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic US Equity Fund, Class I Shares
C000201184
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic International Equity Fund, Class I Shares
C000201182
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic Global Equity Fund, Class I Shares
C000201186
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares
C000201188
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares
C000201185
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares
C000201183
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares
C000201181
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Symmetry Panoramic Alternatives Fund, Class I Shares
Without Sales Load [Member] | C000201187
Average Annual Return [Line Items]
Average Annual Return, Percent		11.61%	14.04%	12.19%
Without Sales Load [Member] | C000201184
Average Annual Return [Line Items]
Average Annual Return, Percent		17.68%	9.77%	8.22%
Without Sales Load [Member] | C000201182
Average Annual Return [Line Items]
Average Annual Return, Percent		13.98%	12.25%	10.58%
Without Sales Load [Member] | C000201186
Average Annual Return [Line Items]
Average Annual Return, Percent		14.72%	12.26%	10.73%
Without Sales Load [Member] | C000201188
Average Annual Return [Line Items]
Average Annual Return, Percent		3.09%	(0.03%)	1.81%
Without Sales Load [Member] | C000201185
Average Annual Return [Line Items]
Average Annual Return, Percent		0.96%	0.50%	1.04%
Without Sales Load [Member] | C000201183
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%	(0.61%)	1.49%
Without Sales Load [Member] | C000201181
Average Annual Return [Line Items]
Average Annual Return, Percent		8.25%	8.95%	6.21%
MSCI US Broad Market Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI US Broad Market Index (TR) (USD)
Average Annual Return, Percent		15.87%	14.25%	14.87%
MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3],[4]	MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return, Percent		15.65%	8.98%	8.44%
MSCI ACWI IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6],[7]	MSCI ACWI IMI (Net) (USD)
Average Annual Return, Percent		15.50%	11.83%	11.87%
MSCI ACWI IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9],[10]	MSCI ACWI IMI (Net) (USD)
Average Annual Return, Percent		15.50%	11.83%	11.87%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent		3.14%	(0.68%)	2.08%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		0.08%	0.40%	2.21%
Bloomberg Global Aggregate Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Hedged Index
Average Annual Return, Percent		3.49%	0.28%	2.29%
MSCI ACWI IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12],[13],[14]	MSCI ACWI IMI (Net) (USD)
Average Annual Return, Percent		15.50%	11.83%	11.87%
S&P Short Term National AMT-Free Muni. Bond (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	S&P Short Term National AMT-Free Muni. Bond (TR) (USD)
Average Annual Return, Percent		3.35%	1.42%	1.96%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	IMI - Investable Market Index
[5]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	IMI - Investable Market Index
[8]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	ACWI – All Country World Index
[10]	IMI - Investable Market Index
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	IMI - Investable Market Index
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.